Credit Quality of Financing Receivables and Allowance for Credit losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	¥ 259,939	[1]	¥ 295,679	[1]	¥ 368,539
Recognition of interest income on impaired loans	4,468		4,732		4,225
Interest received in cash on impaired loans	¥ 4,136		¥ 4,180		¥ 3,592

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.